Business Organization and Nature of Operations, Going Concern and Management's Plans (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2017	Jul. 18, 2017	Mar. 23, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2019	Nov. 13, 2019	Jan. 02, 2019	May 24, 2018	Jan. 23, 2015
Acquisition percentage														74.00%
Equity ownership percentage								50.00%
Common stock, shares authorized				100,000,000		100,000,000		100,000,000	100,000,000
Common stock, par value				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Cash balance				$ 1,983,306		$ 1,983,306		$ 357,842	$ 78,683
Working capital deficiency				(5,484,122)		(5,484,122)		3,918,443
Accumulated deficit				(29,777,110)		(29,777,110)		(23,833,656)	(17,052,086)			$ (24,402,196)
Net loss before income tax				$ (2,348,829)	$ (1,144,468)	$ (5,374,914)	$ (6,699,275)	$ (7,204,540)	$ (15,814,278)
Subsequent Event [Member]
Common stock, shares authorized										100,000,000
Common stock, par value										$ 0.0001	$ 0.0001
Agreement of Merger [Member] | MMBC Common Stock [Member]
Stock converted to shares	796
Muscle Maker Franchising, LLC [Member]
Acquisition percentage														26.00%
Muscle Maker Franchising, LLC [Member] | Agreement of Merger [Member]
Aggregate consideration	1,550,964
American Restaurant Holdings [Member]
Common stock authorized and facilitated			5,536,308
Muscle Maker Development, LLC [Member] | Sole Member and Manager [Member]
Number of membership unit issued		1,000
Muscle Maker Corp., LLC [Member] | Sole Member and Manager [Member]
Number of membership unit issued		1,000
CTI [Member]
Equity ownership percentage								70.00%
CTI [Member] | Agreement of Merger [Member]
Equity ownership percentage	70.00%
CTI [Member] | Stock Purchase Agreement [Member]
Equity ownership percentage													70.00%
Total purchase price share													$ 1.00
Muscle Makers Inc.,LLC [Member] | Subsequent Event [Member]
Common stock, shares authorized										100,000,000
Common stock, par value										$ 0.0001